PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 3,720	$ 3,845
Accumulated depreciation	3,323	3,406
Property and equipment, net	397	439
Depreciation cost	190	241	351
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	2,866	3,008
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	492	482
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	13	13
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 349	$ 342